Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Summary of Loans Outstanding	Such loans are summarized below.
	2013	2012
	(In thousands)

Aggregate balance – January 1	$5,194	$7,633
New loans	619	496
Repayments	(553)	(2,935)

Aggregate balance – December 31	$5,260	$5,194